Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt (in thousands)

	December 31,	December 31,
	2018	2017
Revolving credit agreements	$—	—
5.6% to 7.9% mortgage notes
due in installments through 2027	—	29,664
Riverfront permanent loan	88,789	88,653
	88,789	118,317
Less portion due within one year	—	4,463
	$88,789	113,854